Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Allowances for receivables	$ 38.6	$ 39.2	$ 38.3
Redeemable convertible preferred stock, liquidation preference (usd per share)		$ 0.00	$ 50.00
Redeemable convertible preferred stock, shares outstanding		0	76,002
Common stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	48,647,539	49,598,653	49,693,532
Common stock, shares outstanding	48,647,539	49,598,653	49,693,532
Treasury stock, shares	10,162,971	9,211,857	8,738,094